Note 18 - Fair Value Disclosure Measurements	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Fair Value Disclosures [Text Block]
18.	FAIR VALUE DISCLOSURE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:

Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:

Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

This hierarchy requires the use of observable market data when available.

The following tables present the assets measured on a recurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2021

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$20,337	$12,200	$32,537
Obligations of states and political subdivisions	-	127,345	-	127,345
Mortgage-backed securities in government- sponsored entities	-	10,317	-	10,317
Total debt securities	-	157,999	12,200	170,199
Equity securities in financial institutions	818	-	-	818
Total	$818	$157,999	$12,200	$171,017

		December 31, 2020

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
Subordinated debt	$-	$14,047	$7,250	$21,297
Obligations of states and political subdivisions	-	78,302	-	78,302
Mortgage-backed securities in government-sponsored entities	-	14,761	-	14,761
Total debt securities	-	114,360	-	114,360
Equity securities in financial institutions	609	-	-	609
Total	$609	$114,360	$-	$114,969

Investment Securities Available for Sale – The Company obtains fair values from an independent pricing service, which represent quoted prices for similar assets, fair values determined by pricing models using a market approach that considers observable market data, such as interest rate volatilities, LIBOR yield curve, credit spreads and prices from market makers and live trading systems (Level II). Level III securities are assets whose fair value cannot be determined by using observable measures. The inputs to the valuation methodology of these securities are unobservable and significant to the fair value measurement. Currently, this category includes certain subordinated debt investments, that are valued based on the discounted cash flow approach assuming a yield curve of similar structured instruments.

While the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Management uses its best judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique.  Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction on the dates indicated.  The estimated fair value amounts have been measured as of their respective period-ends, and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates.  As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different from the amounts reported at each period-end.

Equity Securities - Equity securities that are traded on a national securities exchange are valued at their last reported sales price as of the measurement date. Equity securities traded in the over-the-counter (“OTC”) markets, and listed securities for which no sale was reported on that date are generally valued at their last reported “bid” price if held long, and last reported “ask” price if sold short. To the extent equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level I of the fair value hierarchy.

The following table presents the fair value reconciliation of Level 3 assets measured at fair value on a recurring basis.

Subordinated debt
Balance as of January 1, 2021	$7,250
Purchases, sales, settlements
Purchases	4,000
Sales	-
Settlements	-
Transfers into Level 3 (1)	1,700
Transfers out of Level 3 (2)	(750)
Balance as of December 31, 2021	$12,200

(1) During 2021, these investments were transferred into level III. Transfers between hierarchy levels are based on the availability of sufficient observable inputs to meet Level II versus Level III criteria. The level designation of each financial instrument is reassessed at the end of each period.

(2) During 2021, these investments were transferred out of level III.  Transfers between hierarchy levels are based on the availability of sufficient observable inputs to meet Level II versus Level III criteria. The level designation of each financial instrument is reassessed at the end of each period.

The following tables present the assets measured on a non-recurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Collateral-dependent impaired loans are carried at fair value if they have been charged down to fair value or if a specific valuation allowance has been established. A new cost basis is established when a property is initially recorded in OREO. OREO properties are carried at fair value if a devaluation has been taken to the property’s value after the initial measurement. No such devaluation occurred during the year ended December 31, 2021.

		December 31, 2021

	Level I	Level II	Level III	Total
(Dollar amounts in thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$4,162	$4,162

		December 31, 2020

	Level I	Level II	Level III	Total
(Dollar amounts in thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$4,111	$4,111
Other real estate owned	-	-	6,992	6,992

Impaired Loans – The Company has measured impairment on collateral-dependent impaired loans generally based on the fair value of the loan’s collateral. Fair value is usually determined based upon independent third-party appraisals of the properties. In some cases, management may adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. Additionally, management estimates expected costs to sell the property, which are also included in the net realizable value. If the fair value of the collateral-dependent loan is less than the carrying amount of the loan, a specific reserve for the loan is made in the allowance for loan losses, or a charge-off is taken to reduce the loan to the fair value of the collateral (less estimated selling costs) and the loan is included in the above table as a Level III measurement. If the fair value of the collateral exceeds the carrying amount of the loan, then the loan is not included in the above table as it is not currently being carried at its fair value. The fair values in the preceding tables include estimated selling costs of $901,000 and $838,000 on December 31, 2021, and 2020, respectively.

Other Real Estate Owned (OREO) – OREO is carried at the lower of cost or fair value, which is measured at the date of foreclosure. If the fair value of the collateral exceeds the carrying amount of the loan, no charge-off or adjustment is necessary. Therefore, the loan is not considered to be carried at fair value and is not included in the above table. If the fair value of the collateral is less than the carrying amount of the loan, management will charge the loan down to its estimated realizable value. The fair value of OREO is based on the appraised value of the property, which is generally unadjusted by management and is based on comparable sales for similar properties in the same geographic region as the subject property and is included in the preceding table as a Level II measurement. In some cases, management may adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. In these cases, the loans are categorized in the above table as a Level III measurement since these adjustments are considered unobservable inputs. Income and expenses from operations and further declines in the fair value of the collateral after foreclosure are included in net expenses from OREO.

The following tables present additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company uses Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2021
Impaired loans	$4,162	Appraisal of collateral (1)	Appraisal adjustments (2)	25.0%	to	72.2%	(36.6%)

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2020
Impaired loans	$4,111	Appraisal of collateral (1)	Appraisal adjustments (2)	17.6%	to	48.5%	(22.7%)

Other real estate owned	$6,992	Appraisal of collateral (1)	Appraisal adjustments (2)		19.9%

(1)

Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level III inputs, which are not identifiable, less any associated allowance.

(2)

Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

The estimated fair value of the Company’s financial instruments not recorded at fair value on a recurring basis is as follows:

	December 31, 2021
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Loans held for sale	1,051	-	1,051	-	1,051
Net loans	967,349	-	-	961,645	961,645

Financial liabilities:
Deposits	$1,166,610	$967,885	$-	$199,503	$1,167,388
Other borrowings	12,901	-	-	12,901	12,901

	December 31, 2020
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Loans held for sale	878	-	878	-	878
Net loans	1,090,626	-	-	1,089,573	1,089,573

Financial liabilities:
Deposits	$1,225,200	$929,450	$-	$299,651	$1,229,101
Other borrowings	17,038	-	-	15,250	15,250

Included within other borrowings is an $8.3 million note payable, which matures in December 2037.  These borrowings were used to form a special purpose entity (“Entity”) to issue $8.0 million of floating rate, obligated mandatorily redeemable securities.   The rate adjusts quarterly, equal to LIBOR plus 1.67%. The borrowing is a floating rate instrument and any difference between the cost and fair value are insignificant.

In addition to the financial instruments included in the above tables, cash and equivalents, bank-owned life insurance, Federal Home Loan Bank stock, accrued interest receivable, and accrued interest payable, are carried at cost, which approximates the fair value of the instruments.